4. CAPITAL LEASE PAYABLE (December 2016 Note)	12 Months Ended
Dec. 31, 2016
Capital Lease Payable December 2016 Note
CAPITAL LEASE PAYABLE

On June 22, 2011, we entered into a five-year capital lease agreement with a company. The lease has a purchase option of $1. We have classified this agreement as a capital lease. Payments in 2016, under the lease, amounted to $2,530; consequently, the lease was satisfied prior to December 31, 2016.